Investments Investments (Summary of the Company's Investment in Joint Ventures and Affiliates) (Details)	Dec. 31, 2012
China [Member] | Invesco Great Wall Fund Management Company Limited [Member]
Company's investments in joint ventures and affiliates	49.00%
China [Member] | Huaneng Invesco WLR Investment Consulting Company Limited [Member]
Company's investments in joint ventures and affiliates	50.00%
Poland [Member] | Pocztylion - ARKA [Member]
Company's investments in joint ventures and affiliates	29.30%